SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 20, 2025 $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Feb. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2021 USD ($) shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued, value | $														$ 30,776		$ 46,112
Common stock, par value | $ / shares								$ 0.0001				$ 1	$ 1	$ 1		$ 1
Common Stock [Member]
Subsequent Event [Line Items]
Initial public offering in units								1								1,236
Number of shares issued, value | $								$ 0								$ 1,236
D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Initial public offering in units							1,725,000
Common stock, par value | $ / shares										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance initial public offering | $												$ 67,833,894
Ordinary shares issued | $ / shares															10.00
D T Cloud Acquisition Corporation [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Initial public offering in units									6,900,000	1,725,000	[1]
Number of shares issued, value | $									$ 690	$ 173	[1]
Common stock, par value | $ / shares												$ 0.0001		$ 0.0001	$ 0.0001
Private Placement [Member] | D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Sale of initial public offering															217,400
Initial public offering in units | $ / shares															$ 10.00
IPO [Member] | D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Initial public offering in units				6,900,000
Sale of initial public offering				6,900,000
Initial public offering in units | $ / shares				$ 10.00
Proceeds from issuance initial public offering | $				$ 69,000,000
Private Placement Units [Member] | D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Sale of initial public offering				234,500
Initial public offering in units | $ / shares				$ 10.00
Proceeds from issuance initial public offering | $				$ 2,345,000
Subsequent Event [Member] | D T Cloud Acquisition Corporation [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Initial public offering in units				103,500
Ordinary shares issued | $ / shares				$ 0.0001
Subsequent Event [Member] | IPO [Member] | D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Initial public offering in units				6,900,000
Initial public offering in units | $ / shares				$ 10.00
Proceeds from issuance initial public offering | $				$ 69,000,000
Subsequent Event [Member] | Private Placement Units [Member] | D T Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Sale of initial public offering				234,500
Initial public offering in units | $ / shares				$ 10.00
Proceeds from issuance initial public offering | $				$ 2,345,000
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Initial public offering in units | $ / shares	$ 10.00
Subsequent Event [Member] | Investor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of initial public offering	30,000
Common stock, par value | $ / shares	$ 0.0001
Wishluck Limited [Member]
Subsequent Event [Line Items]
Initial public offering in units					556	556
Number of shares issued, value					$ 1,543,234	¥ 10,000,000
Wishluck Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Initial public offering in units		892	892
Number of shares issued, value		$ 2,087,102	¥ 15,000,000

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.